Segment information - Other (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment information
Total net revenues	¥ 101,858,489	$ 15,610,497	¥ 92,994,418	¥ 84,523,948
Apparel
Segment information
Total net revenues	35,403,381		33,575,532	30,446,797
Shoes and bags
Segment information
Total net revenues	10,010,393		9,045,520	8,442,178
Cosmetics
Segment information
Total net revenues	14,879,902		14,645,878	11,700,310
Sportswear and sporting goods
Segment information
Total net revenues	10,648,291		7,333,523	5,699,740
Home goods and other lifestyle products
Segment information
Total net revenues	9,053,344		8,306,962	9,808,677
Toys, kids and baby
Segment information
Total net revenues	11,400,829		10,096,808	8,013,615
Other products
Segment information
Total net revenues	6,053,572		5,717,088	7,398,958
Product revenues
Segment information
Total net revenues	97,449,712	14,934,822	88,721,311	81,510,275
Other revenues
Segment information
Total net revenues	¥ 4,408,777	$ 675,675	¥ 4,273,107	¥ 3,013,673